Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		¥ 1,438,578	¥ 1,462,792	¥ 1,414,893
Deposits [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		52,624	53,483	53,891
Remittances and Transfers [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		168,756	169,300	168,571
Foreign Trading Business [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		73,176	78,239	75,024
Credit card business [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		225,877	212,515	198,145
Security-related Services [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		233,448	258,728	239,516
Administration and management services for investment funds [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		147,597	159,481	155,708
Trust fees [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		115,002	112,399	103,110
Guarantee fees [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	[1]	44,962	44,160	41,818
Insurance Commissions [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		46,918	49,223	59,853
Real Estate [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		45,160	40,573	39,808
Others [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	[2]	¥ 285,058	¥ 284,691	¥ 279,449

[1]	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
[2]	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.